Segment information - Summary of Revenues by Segment and Business Model (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	[1]	$ 131,334	$ 524,876	$ 530,614
Argentina [member]
Segment Reporting Information [Line Items]
Revenue		16,112	98,946	122,656
Brazil [member]
Segment Reporting Information [Line Items]
Revenue		45,289	159,676	165,688
Uruguay [member]
Segment Reporting Information [Line Items]
Revenue		9,240	131,160	142,902
Mexico [member]
Segment Reporting Information [Line Items]
Revenue		30,801	39,500	38,243
Other Countries [member]
Segment Reporting Information [Line Items]
Revenue	[2]	29,892	95,594	61,125
Commissions and Service Fees [Member]
Segment Reporting Information [Line Items]
Revenue		100,908	426,082	428,722
Incentives [Member]
Segment Reporting Information [Line Items]
Revenue		17,040	72,912	80,710
Advertising [Member]
Segment Reporting Information [Line Items]
Revenue		5,040	15,063	15,170
Others [Member]
Segment Reporting Information [Line Items]
Revenue	[3]	8,346	10,819	6,012
Prepay/Merchant model [member]
Segment Reporting Information [Line Items]
Revenue		102,591	407,258	415,812
Pay-at-Destination/Agency Model [member]
Segment Reporting Information [Line Items]
Revenue		1,305	13,130	20,143
Others [member]
Segment Reporting Information [Line Items]
Revenue	[4]	$ 27,438	$ 104,488	$ 94,659

[1]	Includes $7,066, $38,760 and $43,975 for related party transactions for the years 2020, 2019 and 2018, respectively. See Note 22.
[2]	Other countries include Chile, Peru, Colombia, Ecuador and United States.
[3]	Others includes breakage, loyalty, destination services and interest revenue.
[4]	Others includes incentive fees, advertising, breakage, loyalty and interest revenue.